SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Cash and Cash Equivalents and Restricted Cash - 10-K (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 73,374	$ 73,416	$ 38,164	$ 58,269	$ 31,962
Total cash, cash equivalents, and restricted cash	77,854	118,704	80,530	98,206	68,562	$ 47,512
Prepaid Expenses and Other Current Assets
Cash and Cash Equivalents [Line Items]
Restricted Cash	4,480	4,977	7,907	7,847	5,700
Other Assets
Cash and Cash Equivalents [Line Items]
Restricted Cash	$ 0	$ 40,311	$ 34,459	$ 32,090	$ 30,900